PGOF-P12 07/24

Summary Prospectus and Prospectus Supplement	July 31, 2024

Putnam Research Fund, Summary Prospectus and Prospectus dated November 30, 2023

Putnam VT Research Fund, Summary Prospectus and Prospectus dated April 30, 2024

Effective July 31, 2024, the section Your fund’s management of the Summary Prospectus and the sub-section Your fund’s management in the section Fund summary of the Prospectus are replaced in their entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC (Putnam Management)

Portfolio managers

Kathryn Lakin, Director of Research, portfolio manager of the fund since 2014

Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2014

Matthew LaPlant, Portfolio Manager, Quantitative Analyst, portfolio manager of the fund since 2023

Andrew O'Brien, Portfolio Manager, Analyst, portfolio manager of the fund since 2018

William Rives, Portfolio Manager, Analyst, portfolio manager of the fund since 2019

Sub-advisors

Franklin Advisers, Inc. (Franklin Advisers)

Putnam Investments Limited (PIL)*

The Putnam Advisory Company, LLC (PAC)*

*Though the investment advisor has retained the services of both PIL and PAC, PIL and PAC do not currently manage any assets of the fund.

Putnam Management, Franklin Advisers, PIL and PAC are each indirect, wholly-owned subsidiaries of Franklin Resources, Inc.

Effective July 31, 2024, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? of the Prospectus:

•Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Kathryn Lakin	2014	Putnam Management 2012-Present	Director of Research Previously, Co-Director of Equity Research, Assistant Director of Global Equity Research
Jacquelyne Cavanaugh	2014	Putnam Management 2012 - Present	Portfolio Manager, Analyst
Matthew LaPlant	2023	Putnam Management 2000 - Present	Portfolio Manager, Quantitative Analyst Previously, Quantitative Analyst
Andrew O'Brien	2018	Putnam Management 2011-Present	Portfolio Manager, Analyst Previously, Assistant Director of Equity Research
William Rives	2019	Putnam Management 2013-Present	Portfolio Manager, Analyst Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Shareholders should retain this Supplement for future reference.